April 30, 2012

American United Life Insurance Company®
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
Telephone (317) 285-1869

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   AUL American Individual Variable Life Unit Trust
      File No.  333-32531 (Flexible Premium Adjustable Variable Life Contract)

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL  American  Individual  Variable  Life Unit Trust's  Flexible  Premium Adjustable Variable Life Contract File No. 333-32531,  was filed  electronically and that the form of prospectus  that would have been filed under  paragraph (b) or (c) of Rule 497 under the  Securities  Act of 1933 do not  differ  from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing.  Please call me at (317)285-1588 with any questions or comments regarding the attached.

Cordially,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company®